Effect of the revision on the Condensed Consolidated Financial Statements for the three and six months ended June 30, 2023	6 Months Ended
Jun. 30, 2024
Effect of the revision on the Condensed Consolidated Financial Statements for the three and six months ended June 30, 2023
Effect of the revision on the Condensed Consolidated Financial Statements for the three and six months ended June 30, 2023
28.	Effect of the revision on the Condensed Consolidated Financial Statements for the three and six months ended June 30, 2023

In connection with the preparation of our consolidated financial statements for the year ended December 31, 2023, we identified an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria in the quarterly periods ended June 30, 2023, and September 30, 2023. The adjustment reclassified these foreign exchange movements from Inventories and Property, plant and equipment to Cost of sales and Finance costs. In accordance with SAB No. 99, “Materiality,” and SAB No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements”, we evaluated the adjustment and determined that the related impact was not material to our financial statements for any prior period. Accordingly, we have revised previously reported financial information, disclosed in our Quarterly Report on Form 6-K for the period ended June 30, 2023. A similar revision will also be included in our Quarterly Report on Form 6-K for the period ended September 30, 2023. The following table summarizes the impact of the revision.

CONDENSED CONSOLIDATED STATEMENT OF LOSS AND OTHER COMPREHENSIVE (LOSS)/INCOME (UNAUDITED)

	Three months ended June 30, 2023			Six months ended June 30, 2023
	As previously reported	Adjustments	Revised	As previously reported	Adjustments	Revised
	$’000	$’000	$’000	$’000	$’000	$’000

Cost of sales	(278,093)	(19,003)	(297,096)	(584,781)	(19,003)	(603,784)
Operating income	166,597	(19,003)	147,594	361,770	(19,003)	342,767
Finance costs	(1,366,012)	(3,040)	(1,369,052)	(1,542,979)	(3,040)	(1,546,019)
Loss before income tax	(1,191,042)	(22,043)	(1,213,085)	(1,168,049)	(22,043)	(1,190,092)
Loss for the period	(1,248,283)	(22,043)	(1,270,326)	(1,240,508)	(22,043)	(1,262,551)

Loss attributable to:
Owners of the Company	(1,244,729)	(22,043)	(1,266,772)	(1,234,148)	(22,043)	(1,256,191)
Loss for the period	(1,248,283)	(22,043)	(1,270,326)	(1,240,508)	(22,043)	(1,262,551)

Loss per share - basic	(3.73)	(0.06)	(3.79)	(3.71)	(0.06)	(3.77)
Loss per share - diluted	(3.73)	(0.06)	(3.79)	(3.71)	(0.06)	(3.77)

Other comprehensive (loss)/income:
Exchange differences on translation of foreign operations	580,767	4,490	585,257	624,959	4,490	629,449
Other comprehensive (loss)/income for the period, net of taxes	580,774	4,490	585,264	624,966	4,490	629,456

Total comprehensive loss for the period	(667,509)	(17,553)	(685,062)	(615,542)	(17,553)	(633,095)

Total comprehensive loss attributable to:
Owners of the Company	(674,361)	(17,553)	(691,914)	(624,790)	(17,553)	(642,343)
Total comprehensive loss for the period	(667,509)	(17,553)	(685,062)	(615,542)	(17,553)	(633,095)

CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED)

	As previously reported		Adjustments		Revised
	Accumulated	Other	Accumulated	Other	Accumulated	Other
	losses	reserves	losses	reserves	losses	reserves
	$’000	$’000	$’000	$’000	$’000	$’000

Balance at January 1, 2023	(3,317,652)	(861,271)	—	—	(3,317,652)	(861,271)
Total transactions with owners of the company	867	(84,240)	—	—	867	(84,240)

Loss for the period	(1,234,148)	—	(22,043)	—	(1,256,191)	—
Other comprehensive income	—	609,358	—	4,490	—	613,848
Total comprehensive (loss)/income	(1,234,148)	609,358	(22,043)	4,490	(1,256,191)	613,848

Balance at June 30, 2023	(4,550,933)	(336,153)	(22,043)	4,490	(4,572,976)	(331,663)

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED)

	Three months ended June 30, 2023			Six months ended June 30, 2023
	As previously reported	Adjustments	Revised	As previously reported	Adjustments	Revised
	$’000	$’000	$’000	$’000	$’000	$’000
Cash flows from operating activities
Cash from operations	264,132	(5,035)	259,097	516,154	(5,035)	511,119
Net cash generated from operating activities	243,643	(5,035)	238,608	478,933	(5,035)	473,898

Cash flow from investing activities
Purchase of property, plant and equipment	(163,185)	5,035	(158,150)	(268,602)	5,035	(263,567)
Net cash used in investing activities	(261,904)	5,035	(256,869)	(450,153)	5,035	(445,118)

Cash flows from financing activities
Cash and cash equivalents at end of period	433,048	—	433,048	433,048	—	433,048

Commensurate adjustments have been made to notes 5, 6, 10, 12 and 25 to the financial statements.